UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST
(Exact name of registrant as specified in charter)

235 W. Galena Street
Milwaukee, WI 53212
(Address of principal executive offices) (Zip code)

Constance Dye Shannon
UMB Fund Services, Inc.
235 W. Galena Street
Milwaukee, WI 53212
(Name and address of agent for service)

Registrant’s telephone number, including area code: (414) 299-2295

Date of fiscal year end: April 30

Date of reporting period: January 31, 2015

Item 1. Schedule of Investments.

Horizon Spin-off and Corporate Restructuring Fund
SCHEDULE OF INVESTMENTS
As of January 31, 2015 (Unaudited)

Number of Shares		Value
	CLOSED-END FUNDS – 0.1%
	FINANCIAL – 0.1%
7,200	Special Opportunities Fund, Inc.	$107,352
	TOTAL CLOSED-END FUNDS (Cost $117,363)	107,352

	COMMON STOCKS – 89.6%
	BASIC MATERIALS – 0.7%
	CHEMICALS-FIBERS – 0.0%
400	Rayonier Advanced Materials, Inc.	6,848
	GOLD MINING – 0.7%
8,000	Franco-Nevada Corp.	461,667

		468,515
	COMMUNICATIONS – 26.3%
	BROADCAST SERVICES/PROGRAMS – 5.8%
32,200	Discovery Communications, Inc. - Class A*	933,317
32,200	Discovery Communications, Inc. - Class C*	897,736
79,100	Starz*	2,335,032

		4,166,085
	CABLE TV – 1.9%
20,000	DISH Network Corp. - Class A*	1,407,000
	E-COMMERCE/PRODUCTS – 1.1%
15,500	eBay, Inc.*	821,500
	E-COMMERCE/SERVICE – 5.1%
18,000	IAC/InterActiveCorp	1,097,100
67,600	Liberty Interactive Corp. - Class A*	1,849,536
19,234	Liberty Ventures*	718,390
		3,665,026
	MULTIMEDIA – 1.4%
15,200	Viacom, Inc. - Class B	979,184
	PUBLISHING-NEWSPAPERS – 2.6%
5,200	Gannett Co., Inc.	161,252
29,600	Tribune Media Co. - Class A*	1,743,144
350	Tribune Publishing Co.	7,350
		1,911,746

	SATELLITE TELECOM – 2.6%
33,400	EchoStar Corp. - Class A*	1,742,478
1,600	Loral Space & Communications, Inc.*	115,056
		1,857,534

	TELEVISION – 5.7%
1,200	AMC Networks, Inc. - Class A*	80,040
40,000	Liberty Media Corp. - Class A*	1,362,000

Horizon Spin-off and Corporate Restructuring Fund
SCHEDULE OF INVESTMENTS - Continued
As of January 31, 2015 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	COMMUNICATIONS (Continued)
	TELEVISION (Continued)
79,600	Liberty Media Corp. - Class C*	$2,715,952
		4,157,992
	WEB PORTALS/ISP – 0.1%
100	Google, Inc. - Class A*	53,755
100	Google, Inc. - Class C*	53,452
		107,207
		19,073,274
	CONSUMER, CYCLICAL – 22.8%
	BUILDING-RESIDENTIAL/COMMERCIAL – 4.8%
32,000	Brookfield Residential Properties, Inc.*1	771,840
200	Lennar Corp. - Class A	8,982
189,000	TRI Pointe Homes, Inc.*	2,708,370
		3,489,192
	DIVERSIFIED OPERATION – 8.7%
64,831	Icahn Enterprises LP	6,280,179

	MOTION PICTURES & SERVICES – 0.1%
2,200	DreamWorks Animation SKG, Inc. - Class A*	41,074

	PROFESSIONAL SPORTS – 0.6%
5,600	Madison Square Garden Co. - Class A*	424,200

	RETAIL-AUTOMOBILES – 2.5%
30,000	AutoNation, Inc.*	1,788,600

	RETAIL-MAIL ORDER – 0.8%
16,092	Lands' End, Inc.*	558,231

	RETAIL-MAJOR DEPTARTMENT STORES – 4.5%
61,000	Sears Canada, Inc.*	571,260
66,400	Sears Holdings Corp.*	2,114,176
54,800	Sears Hometown and Outlet Stores, Inc.*	621,980
		3,307,416

	RETAIL-RESTAURANTS – 0.8%
17	Restaurant Brands International LP*	623
1,683	Restaurant Brands International, Inc.*1	65,099
50,200	Wendy's Co.	529,108
		594,830
		16,483,722
	CONSUMER, NON-CYCLICAL – 7.5%
	BEVERAGES-WINE/SPIRITS – 0.1%
11,600	Crimson Wine Group Ltd.*	104,400

Horizon Spin-off and Corporate Restructuring Fund
SCHEDULE OF INVESTMENTS - Continued
As of January 31, 2015 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	CONSUMER, NON-CYCLICAL (Continued)
	CONSUMER PRODUCTS-MISCELLANEOUS – 6.0%
90,000	Jarden Corp.*	$4,321,800
	MEDICAL-DRUGS – 0.6%
2,000	Opko Health, Inc.*	24,260
12,797	Prestige Brands Holdings, Inc.*	438,425
		462,685
	SCHOOLS – 0.8%
600	Graham Holdings Co. - Class B	561,192
		5,450,077
	DIVERSIFIED – 1.9%
	DIVERSIFIED OPERATION – 1.9%
30,000	Jardine Strategic Holdings Ltd. - ADR[1]	522,420
32,600	Leucadia National Corp.	739,042
4,600	Liberty TripAdvisor Holdings, Inc. - Class A*	110,124
		1,371,586
	ENERGY – 4.9%
	OIL COMPANIES-EXPLORATION & PRODUCTION – 0.0%
600	Paramount Resources Ltd. - Class A*	13,462
600	WPX Energy, Inc.*	6,396
		19,858
	OIL-U.S. ROYALTY TRUSTS – 4.9%
30,800	Texas Pacific Land Trust	3,558,940
		3,578,798
	FINANCIAL - 25.0%
	DIVERSIFIED OPERATION – 0.0%
100	Berkshire Hathaway, Inc. - Class B*	14,391

	FINANCE-CONSUMER LOANS – 0.0%
100	Ocwen Financial Corp.*	612

	INTERNET INVESTMENT – 2.2%
10,000	Liberty Broadband Corp. - Class A*	444,700
26,000	Liberty Broadband Corp. - Class C*	1,154,400
		1,599,100
	INVESTMENT COMPANIES – 1.1%
27,000	American Capital Ltd.*	377,730
9,400	Capital Southwest Corp.	408,994
		786,724
	INVESTMENT MANAGEMENT/ADVISORY SERVICES – 7.4%
243,900	Dream Unlimited Corp. - Class A*1	1,699,251

Horizon Spin-off and Corporate Restructuring Fund
SCHEDULE OF INVESTMENTS - Continued
As of January 31, 2015 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	FINANCIAL (Continued)
	INVESTMENT MANAGEMENT/ADVISORY SERVICES (Continued)
96,800	Dundee Corp. - Class A*1	$915,728
1,000	Oaktree Capital Group LLC	55,400
18,000	Onex Corp.[1]	988,380
234,000	Urbana Corp. - Class A	373,826
10,000	Virtus Investment Partners, Inc.	1,356,300
		5,388,885
	REAL ESTATE OPERATIONS/DEVELOPMENTS – 13.7%
49,000	Brookfield Asset Management, Inc. - Class A1	2,498,020
2,915	Brookfield Property Partners LP1	70,076
56,400	Howard Hughes Corp.*	7,367,532
		9,935,628
	REITS-REGIONAL MALLS – 0.6%
21,600	Rouse Properties, Inc.	401,544
		18,126,884
	INDUSTRIAL – 0.5%
	DIVERSIFIED MANUFACTURING – 0.5%
3,900	Danaher Corp.	321,282
	TOTAL COMMON STOCKS (Cost $49,554,493)	64,874,138
Principal Amount
	CORPORATE BONDS – 0.5%
	CONSUMER, CYCLICAL – 0.5%
	RETAIL-MAJOR DEPTARTMENT STORES – 0.5%
$389,500	Sears Holdings Corp. 8.000%, 12/15/2019	394,856
	TOTAL CORPORATE BONDS (Cost $229,681)	394,856
Number of Shares
	WARRANTS – 0.4%
	CONSUMER, CYCLICAL – 0.4%
	RETAIL-MAJOR DEPTARTMENT STORES – 0.4%
13,709	Sears Holdings Corp.*	288,046
	TOTAL WARRANTS (Cost $163,458)	288,046

Horizon Spin-off and Corporate Restructuring Fund
SCHEDULE OF INVESTMENTS - Continued
As of January 31, 2015 (Unaudited)

Principal Amount		Value
	SHORT-TERM INVESTMENTS – 9.6%
$6,928,298	UMB Money Market Fiduciary, 0.01%[2]	$6,928,298
	TOTAL SHORT-TERM INVESTMENTS (Cost $6,928,298)	6,928,298

	TOTAL INVESTMENTS – 100.2% (Cost $56,993,293)	72,592,690
	Liabilities in Excess of Other Assets – (0.2)%	(170,419)

	TOTAL NET ASSETS – 100.0%	$72,422,271

ADR	– American Depository Receipt
LP	– Limited Partnership

*	Non-income producing security.
[1]	Foreign security denominated in U.S. Dollars.
[2]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Schedule of Investments.

Horizon Spin-off and Corporate Restructuring Fund
NOTES TO SCHEDULE OF INVESTMENTS
January 31, 2015 (Unaudited)

Note 1 – Organization
The Horizon Spin-off and Corporate Restructuring Fund (the ‘‘Fund’’) was organized as a non-diversified series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). Prior to February 11, 2014, the Fund was known as the Liberty Street Horizon Fund.  The Fund seeks to achieve long-term growth of capital.  The Fund currently offers three classes of shares: Class A, Class C, and Institutional Class.  Class A commenced operations on May 4, 2007. Class C commenced operations on May 24, 2007.  Institutional Class commenced operations on July 11, 2007.

The Fund is the accounting and performance successor to the Liberty Street Horizon Fund, a series of Forum Funds (the “Predecessor Fund”).  On October 12, 2009, the Fund acquired substantially all the assets and assumed the liabilities of the Predecessor Fund pursuant to an agreement and plan of reorganization, in exchange for Class A, C, and Institutional shares of the Fund.

The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, subject to the approval of the Trustees.  Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains and losses on investments are allocated to each class of shares in proportion to their relative shares outstanding.  Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies”.

Note 2 – Accounting Policies
The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements.  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements.  Actual results could differ from these estimates.

(a) Valuation of Investments
The Fund values equity securities at the last reported sale price on the principal exchange or in the principal over-the-counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if there are no sales, at the mean of the most recent bid and asked prices.  Equity securities that are traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”).  Debt securities are valued at the mean between the last available bid and asked prices for such securities, or if such prices are not available, at fair value considering prices for securities of comparable maturity, quality and type.  Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost.  The Fund values exchange-traded options at the last sales price, or, if no last sales price is available, at the last bid price.

A Fund’s assets are valued at their fair market value.  If a market quotation is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Fund’s advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees.  The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting.  The Valuation Committee meets as needed.  The Valuation Committee is comprised of all the Trustees, but action may be taken by any one of the Trustees.

Horizon Spin-off and Corporate Restructuring Fund
NOTES TO SCHEDULE OF INVESTMENTS – Continued
January 31, 2015 (Unaudited)

Trading in securities on many foreign securities exchanges and OTC markets is normally completed before the close of business on each U.S. business day. In addition, securities trading in a particular country or countries may not take place on all U.S. business days or may take place on days which are not U.S. business days.  Changes in valuations on certain securities may occur at times or on days on which the Fund’s net asset values (“NAV”) are not calculated and on which the Fund does not effect sales and redemptions of its shares.

(b) Investment Transactions, Investment Income and Expenses
Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis.  Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis.  Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.  Discounts or premiums on debt securities are accreted or amortized to interest income over the lives of the respective securities using the effective interest method.  Income and expenses of the Fund are allocated on a pro rata basis to each class of shares, except for distribution and service fees which are unique to each class of shares.  Expenses incurred by the Trust with respect to more than one fund are allocated in proportion to the net assets of each fund except where allocation of direct expenses to each Fund or an alternative allocation method can be more appropriately made.

(c) Foreign Currency Translation
The Fund’s records are maintained in U.S. dollars.  The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the reporting period.  The currencies are translated into U.S. dollars by using the exchange rates quoted at the close of the London Stock Exchange prior to when the Fund’s NAV is next determined. Purchases and sales of investment securities, income and expenses are translated on the respective dates of such transactions.

The Fund does not isolate that portion of its net realized and unrealized gains and losses on investments resulting from changes in foreign exchange rates from the impact arising from changes in market prices.  Such fluctuations are included with net realized and unrealized gain or loss from investments and foreign currency.

Net realized foreign currency transaction gains and losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the differences between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid.  Net unrealized foreign currency translation gains and losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rates.

(d) Forward Foreign Currency Contracts
The Fund may utilize forward foreign currency contracts (“forward contracts”) under which it is obligated to exchange currencies on specified future dates at specified rates, and are subject to the translations of foreign exchange rates fluctuations.  All contracts are “marked-to-market” daily and any resulting unrealized gains or losses are recorded as unrealized appreciation or depreciation on foreign currency translations.  The Fund records realized gains or losses at the time the forward contract is settled.  Counter-parties to these forward contracts are major U.S. financial institutions.  At January 31, 2015, the Fund did not have any forward contracts outstanding.

Horizon Spin-off and Corporate Restructuring Fund
NOTES TO SCHEDULE OF INVESTMENTS – Continued
January 31, 2015 (Unaudited)

Note 3 – Federal Income Taxes
At January 31, 2015, gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes were as follows:

Cost of investments	$57,048,569
Gross unrealized appreciation	$21,710,081
Gross unrealized depreciation	(6,165,960)
Net unrealized appreciation on investments	$15,544,121

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

Note 4 – Fair Value Measurements and Disclosure
Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements.  It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized into three broad Levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•	Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•	Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

Horizon Spin-off and Corporate Restructuring Fund
NOTES TO SCHEDULE OF INVESTMENTS – Continued
January 31, 2015 (Unaudited)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used, as of January 31, 2015, in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3**	Total
Investments
Closed-End Funds	$107,352	$-	$-	$107,352
Common Stocks*	64,874,138	-	-	64,874,138
Corporate Bonds	-	394,856	-	394,856
Warrants	288,046	-	-	288,046
Short-Term Investments	6,928,298	-	-	6,928,298
Total Investments	$72,197,834	$394,856	$-	$72,592,690

*	All common stocks held in the Fund are Level 1 securities. For a detailed break-out of common stocks by major industry classification, please refer to the Schedule of Investments.
**	The Fund did not hold any Level 3 securities at period end.

Transfers are recognized at the end of the reporting period. There were no transfers at period end.

Item 2. Controls and Procedures.

(a)	The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d‑15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.
Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Investment Managers Series Trust

By:	/s/ Maureen Quill
Title:	Maureen Quill, President

Date:	4/01/15

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Maureen Quill
(Signature and Title)	Maureen Quill, President

Date:	4/01/15

By:	/s/ Rita Dam
(Signature and Title)	Rita Dam, Treasurer

Date:	4/01/15